Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2019
Advanced Interactive Gaming, Inc. [Member]
Summary of Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and the rules of the Securities and Exchange Commission (SEC). The acquisition of AIG Ltd by AIG Inc was a reverse recapitalization, resulting in the presentation of the historical financial statements of AIG Ltd with the results and operations of AIG Inc consolidated for the period of September 24, 2019 (the acquisition date) through September 30, 2019. Intercompany accounts and transactions have been eliminated, and the accompanying consolidated financial statements do not reflect the results or operations of Virtual Interactive Technologies Corp, of which AIG Inc is a wholly-owned subsidiary (Note 7). The Company has elected a September 30 year-end.

Fair Value of Financial Instruments

The Company adopted ASC 820, “Fair Value Measurements and Disclosures,” which defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement, and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

-	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
-	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
-	Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

The carrying value of cash, accounts receivable, accounts payables and accrued expenses are estimated by management to approximate fair value primarily due to the short-term nature of the instruments.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with original maturities of three months or less to be cash equivalents. The Company had no cash equivalents at September 30, 2019 or 2018.

Concentration of Credit Risk

Some of our US dollar balances are held in a Bermuda bank that is not insured. As of September 30, 2019 and 2018, uninsured deposits in the Bermuda bank totaled $27,612 and $339,126, respectively. Our management believes that the financial institution is financially sound and the risk of loss is low.

Royalties Receivable

The Company provides an allowance for doubtful accounts equal to the estimated uncollectible amounts. The Company’s estimate is based on historical collection experience and a review of the current status of accounts receivable. It is reasonably possible that the Company’s estimate of the allowance for doubtful accounts will change and that losses ultimately incurred could differ materially from the amounts estimated in determining the allowance. The Company has determined that no allowance is necessary as of September 30, 2019 and September 30, 2018.

Royalty Contracts and Research and Development Costs

The Company enters into agreements with third-party developers that require us to make payments for game development and production services. In exchange for our payments, we receive the exclusive publishing and distribution rights to the finished game title as well as, in some cases, the underlying intellectual property rights. Such agreements typically allow us to fully recover these payments, plus a profit, to the developers at an agreed upon royalty rate earned on the subsequent sales of such software, net of any agreed upon costs. Prior to establishing technological feasibility of a product, we record any costs incurred by third-party developers as research and development expenses. Subsequent to establishing technological feasibility of a product, we capitalize all development and production service payments to third-party developers as royalty contracts. The Company had no capitalizable research and development costs during the years ended September 30, 2019 or 2018.

Long-Lived Assets

The Company evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. Such circumstances could include, but are not limited to, (1) a significant decrease in the market value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company compares the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be calculated as the amount by which the carrying value of the asset exceeds its estimated fair value. During the years ended September 30, 2019 and September 30, 2018, the Company recorded impairment charges of $0 and $375,000, respectively.

Revenue Recognition

On October 1, 2018, the Company adopted guidance contained in ASC 606, “Revenue Recognition.” The core principle of ASC 606 is that an entity should recognize revenue to depict the transfer of goods of services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASC 606 outlines the five-step revenue recognition model (along with other guidance impacted by this standard): (1) identify the contract with the customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations; (5) recognize revenue when or as the entity satisfies a performance obligation.

The Company has several contracts with video game developers that entitle us to royalty streams as a percentage of revenues generated by the game sales, which vary from contract to contract. As of September 30, 2019, the Company has four royalty contracts with three developers that are generating royalty revenue, and two royalty contracts for games that are in development.

Once a game has been developed and has met the terms of the underlying royalty agreement, the game is released for commercial sales. Per each contract, the Company will receive reports on a regular basis from the game developers’ sales platforms that identify the amount of game sales, from which consideration expected to be collected from the commercial customers is computed based on the applicable royalty percentages. Royalty revenue is based on a percentage of net receipts as defined in each customer agreement, and is recognized in accordance with the sale-based royalty provisions of ASC 606 which requires revenue recognition after the subsequent sales occur.  The Company’s performance obligation under each royalty contract as an investor in the game is complete once funds are advanced to the gaming developer. Subsequent consideration is then received by the Company from the developers in the amount of the Company’s percentage fee of royalty income (net receipts) received by the customer. Net receipts include all gross revenues received by the customer as a result of sales of the games or related exploitation less certain taxes, refunds, manufacturing costs, freight, and other items specified in the underlying contract.

Foreign Currency

The Company’s functional currency is the US dollar. With the exception of stockholders’ equity (deficit), all transactions that are originally denominated in foreign currency are translated to US dollars by our international customers on a monthly basis, when recognized by them and prior to paying royalties to the Company. All royalty revenues that are received and recognized by the Company, are recorded in U.S. dollars.

The Company has a Euro currency bank account located in Bermuda. This account is used for payments to vendors that bill the Company in a currency other than US dollars and for funds received from shareholders located outside the United States. As of September 30, 2019 and 2018, the Euro account had a balance of $-0- and 31,270 Euros, the equivalent of $36,729.

Foreign currency translation gains/losses are recorded in other accumulated comprehensive income (“AOCI”) based exchange rates prevalent on reporting dates for balance sheet items, and at weighted average exchange rates during the reporting period for the statement of operations. Foreign currency transactions gains/losses are recorded as other expense in the period of settlement. No AOCI items were present during the years ended September 30, 2019 and 2018, as all financial statement items were denominated in the US dollar. Losses from foreign currency transactions during the years ended September 30, 2019 and 2018 totaled $7,517 and $5,995, respectively.

Earnings per Share

The Company computes net earnings (loss) per share in accordance with ASC 260, “Earnings per Share.” ASC 260 requires presentation of both basic and diluted net earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing earnings (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from any dilutive securities. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive. For the years ended September 30, 2019 and September 30, 2018 the only potentially dilutive securities were 1,000,000 Series B convertible preferred shares that are convertible into common shares on a one-for-one basis, but due to the net loss, no potentially dilutive common shares are calculated as outstanding during the period.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as revenues and expenses reported for the period presented. The most significant estimates relate to the useful life and impairment of intangible assets and allowance for doubtful accounts. The Company regularly will assess these estimates and, while actual results may differ, management believes that the estimates are reasonable.

Income Taxes

The Company did not accrue corporate income taxes as they are incorporated in the country of Bermuda where there is no corporate income tax. The Company entered into two business combinations (Note 7) with US companies in September 2019, so will be subject to ASC 740, “Income Taxes,” in future reporting periods commencing the year ended September 30, 2020.

The Company evaluates its tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax position will more likely than not be sustained by the applicable tax authority and has determined that there are no significant uncertain tax positions.

Stock-Based Compensation

The Company accounts for equity instruments issued to employees in accordance with the provisions of ASC 718, “Stock Compensation” (ASC 718) and “Equity-Based Payments to Non-Employees,” pursuant to ASC 505-50 (ASC 505-50). All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the grant date fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

Recently-Issued Accounting Standards

The Company has evaluated recently-issued or enacted accounting pronouncements, and has determined that all such pronouncements either do not apply or their impact is insignificant to the financial statements.